UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22562

 NAME OF REGISTRANT:                     Babson Capital Global Short
                                         Duration High Yield Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 550 South Tryon Street
                                         Suite 3300
                                         Charlotte, NC 28202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Janice M. Bishop
                                         c/o Babson Capital Management
                                         LLC, Independence Wharf
                                         470 Atlantic Avenue
                                         Boston, MA 02210

 REGISTRANT'S TELEPHONE NUMBER:          704-805-7200

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2013 - 06/30/2014


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Babson Capital Global Short Duration High Yield Fund
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 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Babson Capital Global Short Duration High Yield Fund
By (Signature)       /s/ Russell Morrison
Name                 Russell Morrison
Title                President and Principal Executive Officer
Date                 August 25, 2014